Investment in Debt Securities and Other Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investment in Debt Securities and Other Long-term Investments

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
	Debt instruments at amortized cost	Investment in debt securities and other long- term investments
		(in million pesos)
GT Capital Bond	150	150
Security Bank Corporation, or Security Bank, Time Deposits	—	100
	150	250
Less current portion (Note 27)	—	100
Noncurrent portion (Note 27)	150	150